Basis of Presentation - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended
	Oct. 15, 2020	Sep. 17, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 10, 2020	Aug. 04, 2020	Jul. 30, 2020	Dec. 31, 2019
Impact On Net Income Loss			$ 0		$ 300,000
Increase Decrease In Equity Method Investments					300,000
Line of credit facility current borrowing capacity			100,000,000		100,000,000
Line of credit additional borrowing capacity					30,000,000
Collateral amount held with swap provider			8,200,000		8,200,000					$ 1,300,000
Revenues			82,465,000	$ 73,586,000	163,722,000	$ 149,689,000
Voyage Expenses			14,728,000	$ 16,437,000	32,272,000	$ 29,794,000
Financing Receivable Allowance for Credit Loss Recognized on Transition					151,000
Luna Pool Agency Limited [Member]
Voyage Expenses					3,000,000.0
Luna Pool Agency Limited [Member] | Voyage Charters [Member]
Revenues			2,600,000
Interest Rate Swap [Member]
Collateral amount held with swap provider			8,200,000		8,200,000
General and administrative costs [Member]
Impact On Net Income Loss					500,000
Interest Expense [Member]
Impact On Net Income Loss					$ (800,000)
Accounting Standards Update 2016-13 [Member]
Financing Receivable Allowance for Credit Loss Recognized on Transition			$ 100,000
Subsequent Event [Member]
Line of credit facility current borrowing capacity								$ 34,000,000.0	$ 34,000,000.0
Debt instrument face value									$ 100,000,000
Subsequent Event [Member] | Interest Rate Swap [Member]
Collateral amount held with swap provider	$ 5,600,000
Increase decrease in cash collateral	$ 2,600,000
Subsequent Event [Member] | Revolving Credit Facility Amended [Member]
Line of credit facility current borrowing capacity		$ 210,000,000.0
Line of credit additional borrowing capacity		30,000,000.0
Subsequent Event [Member] | Revolving Credit Facility Amended [Member] | General Corporate Purpose [Member]
Line of credit additional borrowing capacity		$ 30,000,000.0
Subsequent Event [Member] | 2020 Senior Unsecured Bonds [Member]
Debt instrument face value							$ 100,000,000
Long term debt stated rate of interest							8.00%
Subsequent Event [Member] | 2017 Bonds [Member]
Debt instrument face value							$ 100,000,000